Long-Term Debt, Net - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 56,005	$ 57,309	$ 94,795
Senior Notes
Debt Instrument [Line Items]
Interest expense, excluding amortization	52,684	52,684	53,767
Amortization of debt issuance costs	2,271	2,090	2,051
Interest expense	54,955	54,774	55,818
Other Loans
Debt Instrument [Line Items]
Interest expense, excluding amortization	1,050	2,535	4,315
Convertible notes
Debt Instrument [Line Items]
Interest expense, excluding amortization	$ 0	$ 0	$ 34,662